UNSECURED BORROWINGS, Unsecured Debt, Net (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 21, 2020	Oct. 16, 2017	Oct. 03, 2014	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unsecured Borrowings [Abstract]
Unsecured borrowings, net				$ 296,876	$ 296,876	$ 619,407
Repurchase and redemption of unsecured borrowing					325,000	0	$ 0
Loss on modification and extinguishment of debt					(1,862)	(9,590)	$ (2,474)
Unsecured Borrowings [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance				300,000	300,000	625,000
Unamortized debt discount and loan costs				(3,124)	(3,124)	(5,593)
Unsecured borrowings, net				296,876	296,876	619,407
Accrued interest				3,300	3,300	7,700
Unsecured Borrowings [Member] | 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance				0	$ 0	325,000
Notes issued			$ 325,000
Interest rate			6.375%
Maturity date					Oct. 15, 2021
Underwriting debt discount paid			$ 5,700
Repurchase and redemption of unsecured borrowing				165,300	$ 325,000
Loss on modification and extinguishment of debt	$ 1,000
Unsecured Borrowings [Member] | 2024 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance				$ 300,000	$ 300,000	$ 300,000
Notes issued		$ 300,000
Interest rate		5.25%
Maturity date					Oct. 15, 2024
Proceeds from unsecured borrowings		$ 294,200